Interests in joint operations (Details) R in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R) jointOperation	Dec. 31, 2021 ZAR (R)		Dec. 31, 2020 ZAR (R)
INTERESTS IN JOINT OPERATIONS
Revenue	R 138,288	R 172,194		R 127,392
Gain/(loss) on foreign exchange differences	(616)	(1,149)		255
Profit before tax	27,904	47,557		35,480
Profit for the year	18,980	33,796		30,622
Non-current assets	105,867	88,163	[1]	81,860	[1]
Current assets	60,764	64,831	[1]	52,243	[1]
Non-current liabilities	(55,408)	(51,108)	[1]	(45,900)	[1]
Current liabilities	R (20,219)	(20,541)	[1]	(17,487)	[1]
Marikana
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Number of joint operations | jointOperation	2
Kroondal
INTERESTS IN JOINT OPERATIONS
Interest in joint operation (as a percent)	50.00%
Kroondal | Joint Operations
INTERESTS IN JOINT OPERATIONS
Revenue	R 8,371	10,293		7,973
Gain/(loss) on foreign exchange differences	131	127		(16)
Profit before tax	4,780	6,557		4,814
Profit for the year	4,781	6,556		4,814
Non-current assets	729	636		800
Current assets	3,093	3,357		3,894
Non-current liabilities	(9)	(13)		(7)
Current liabilities	(414)	(493)		(436)
Net assets (liabilities)	R 3,399	R 3,487		R 4,251

[1]	* Restated — see note 1.5